UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08294

AB GOVERNMENT EXCHANGE RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2017

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Government Exchange Reserves

Portfolio of Investments

July 31, 2016 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS – 100.0%
U.S. Government & Government Sponsored Agency Obligations – 100.0%
Federal Farm Credit Bank
9/16/16	0.450%	$4,229	$4,229,208
9/23/16 (a)	0.458%	2,000	2,000,080
5/25/17 (a)	0.478%	5,000	4,999,475
12/30/16 (a)	0.480%	5,000	5,001,573
9/14/16 (a)	0.499%	10,000	10,000,865
12/28/16 (a)	0.525%	5,000	5,002,484
9/29/16 (a)	0.526%	10,000	10,001,273
4/17/17 (a)	0.532%	1,950	1,950,530
11/14/16	0.600%	5,000	5,000,380
10/11/16	0.650%	1,500	1,500,528
Federal Farm Credit Discount Notes 10/24/16	0.360%	2,500	2,497,083
Federal Home Loan Bank
8/03/16	0.375%	5,000	4,999,982
9/01/16 (a)	0.442%	3,000	3,000,073
11/10/16 (a)	0.449%	10,000	10,000,000
1/11/17 (a)	0.454%	3,000	2,999,992
2/06/17 (a)	0.464%	10,000	10,000,000
1/17/17 (a)	0.482%	5,000	5,000,000
12/01/16 (a)	0.513%	5,000	4,999,833
10/19/16 (a)	0.593%	5,000	5,001,227
11/23/16	0.625%	1,350	1,350,475
Federal Home Loan Bank Discount Notes
8/26/16	0.190%	10,000	9,996,861
8/19/16	0.240%	10,000	9,997,855
8/24/16	0.240%	10,000	9,997,067
8/31/16	0.240%	10,000	9,996,117
9/02/16	0.250%	10,000	9,995,911
10/21/16	0.320%	10,000	9,991,472
11/02/16	0.350%	10,000	9,988,375
11/18/16	0.350%	11,230	11,211,518
11/23/16	0.350%	11,287	11,266,402
11/25/16	0.350%	10,000	9,982,278
11/30/16	0.380%	10,000	9,979,901
12/02/16	0.410%	10,000	9,980,013
Federal Home Loan Mortgage Corp. 8/25/16	2.000%	6,055	6,061,278
Federal National Mortgage Association
1/26/17 (a)	0.505%	2,000	2,000,254
8/26/16	0.625%	7,578	7,578,967
9/28/16	1.250%	8,574	8,584,677
9/15/16	5.250%	500	502,943
Federal National Mortgage Association Discount Notes
8/17/16	0.190%	10,000	9,998,244
8/10/16	0.240%	5,000	4,999,525
U.S. Treasury Bill 10/27/16	0.260%	19,600	19,585,908
U.S. Treasury Notes
10/31/16 (a)	0.373%	400	400,023

	Yield*	Principal Amount (000)	U.S. $ Value
1/31/17 (a)	0.404%	$20,000	$20,007,005

			301,637,655

Total Investments – 100.0% (cost $301,637,655) (b)			301,637,655
Other assets less liabilities – 0.0%			(30,638)

Net Assets – 100.0%			$301,607,017

*	Represents annualized yield at date of reporting or stated coupon.
(a)	Floating Rate Security. Stated interest rate was in effect at July 31, 2016.
(b)	As of July 31, 2016, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

AB Government Exchange Reserves

July 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Short-Term Investments	$—	$301,637,655	$—	$301,637,655

Total(a)	$—	$301,637,655	$—	$301,637,655

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AB Exchange Reserves

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: September 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: September 23, 2016